SHARE CAPITAL (Details) - Schedule of Summary of RSUs	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Schedule of Summary of RSUs [Abstract]
Number of shares, beginning balance	1,249,336	677,374
Weighted average grant date closing price per share, beginning balance	$ 6.28	$ 4.94
Number of shares, granted	1,000,000	1,021,500
Weighted average grant date closing price per share, granted	$ 6.4	$ 6.68
Number of shares, cancelled	(46,999)	(77,166)
Weighted average grant date closing price per share, cancelled	$ 6.63	$ 5.82
Number of shares, distributed	(566,172)	(372,372)
Weighted average grant date closing price per share, distributed	$ 5.9	$ 5.05
Number of shares, ending balance	1,636,165	1,249,336
Weighted average grant date closing price per share, ending balance	$ 6.47	$ 6.28